INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade and other payable (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current
Trade creditors	$ 104,211,238	$ 94,653,017	$ 51,389,515
Taxes	3,561,058	1,265,771	2,556,945
Miscellaneous	953,301	133,198	229,339
Trade and other payable	150,807,674	125,849,620	72,091,408
Shareholders and other related parties
Current
Trade payable, related party	35,292	44,579	52,864
Parent company
Current
Trade payable, related party	644,191	670,730	193,718
Joint ventures and associates
Current
Trade payable, related party	$ 41,402,594	$ 29,082,325	$ 17,669,027